Note Segment reporting (Selected Balance Sheet information) (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets		$ 44,277,337	$ 38,661,609	$ 35,761,733
Deposits		35,453,508	30,496,224
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets		33,705,624	28,813,289	26,764,689
Loans		17,591,078	16,880,868	17,477,070
Deposits		27,575,292	23,185,551	20,893,232
UNITED STATES
Segment Reporting Information [Line Items]
Total assets		9,648,865	8,928,475	7,858,712
Loans		6,608,056	5,799,562	4,873,504
Deposits		6,635,153	6,266,473	5,288,886
Other
Segment Reporting Information [Line Items]
Total assets		922,848	919,845	1,138,332
Loans		743,329	755,017	778,656
Deposits	[1]	$ 1,243,063	$ 1,044,200	$ 1,027,605

[1]	Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.